CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 167,012	¥ 1,148,292	¥ 1,126,475
Restricted cash	184,210	1,266,536	561,922
Restricted time deposits	50,064	344,212	6,750
Short-term financing receivables, net	747,674	5,140,634	9,857,209
Accrued interest receivable	12,064	82,943	129,622
Prepaid expenses and other current assets	134,365	923,827	945,258
Amounts due from related parties			9,447
Risk safeguard fund receivable, net	57,454	395,025
Contract assets and service fees receivable, net	137,633	946,293
Inventories, net	8,319	57,196	101,653
Total current assets	1,498,795	10,304,958	12,738,336
Non-current assets
Restricted cash	11,971	82,306	46,889
Restricted time deposits			600
Long-term financing receivables, net	186,610	1,283,036	1,785,045
Risk safeguard fund receivable, net	16,902	116,208
Contract assets and service fees receivable, net	42,438	291,784
Property, equipment and software, net	11,987	82,420	63,125
Long-term investments	27,063	186,073	23,485
Deferred tax assets	13,759	94,598	38,841
Other assets	4,247	29,192	33,263
Total non-current assets	314,977	2,165,617	1,991,248
TOTAL ASSETS	1,813,772	12,470,575	14,729,584
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB158,692 and RMB135,848 as of December 31, 2017 and 2018, respectively)	19,758	135,848	198,177
Amounts due to related parties (including amounts of the consolidated VIEs of RMB67,510 and RMB14,569 as of December 31, 2017 and 2018, respectively)	2,119	14,569	67,510
Short-term borrowings (including amounts of the consolidated VIEs of RMB168,844 and RMB438,010 as of December 31, 2017 and 2018, respectively)	63,706	438,010	168,844
Short-term Funding Debts (including amounts of the consolidated VIEs of RMB10,525,134 and RMB4,646,041 as of December 31, 2017 and 2018, respectively)	675,739	4,646,041	10,525,134
Accrued interest payable (including amounts of the consolidated VIEs of RMB290,446 and RMB182,280 as of December 31, 2017 and 2018, respectively)	26,512	182,280	290,446
Risk safeguard fund payable (including amounts of the consolidated VIEs of nil and RMB456,276 as of December 31, 2017 and 2018, respectively)	66,363	456,276
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB1,506,805 and RMB2,010,042 as of December 31, 2017 and 2018, respectively)	312,077	2,145,689	1,611,029
Total current liabilities	1,166,274	8,018,713	12,861,140
Non-current liabilities
Long-term Funding Debts (including amounts of the consolidated VIEs of RMB166,629 and RMB157,887 as of December 31, 2017 and 2018, respectively)	22,964	157,887	166,629
Deferred tax liabilities (including amounts of the consolidated VIEs of nil and RMB187,183 as of December 31, 2017 and 2018, respectively)	27,225	187,183
Long term borrowings (including amounts of the consolidated VIEs of RMB289 and nil as of December 31, 2017 and 2018, respectively)			289
Total non-current liabilities	50,189	345,070	166,918
TOTAL LIABILITIES	1,216,463	8,363,783	13,028,058
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	338,698	2,328,716	2,110,957
Statutory reserves	29,127	200,262	55,861
Accumulated other comprehensive loss	(2,081)	(14,308)	(14,951)
(Accumulated deficit)/Retained earnings	231,532	1,591,896	(450,551)
TOTAL SHAREHOLDERS' EQUITY	597,309	4,106,792	1,701,526
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,813,772	12,470,575	14,729,584
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	23	160	142
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 10	¥ 66	¥ 68